Survey expenses (Tables)	12 Months Ended
Dec. 31, 2019
Survey Expenses Tables
Survey expenses
	2019	2018	2017
Aircraft Operations
Charter Hire Revenue Earned	$(613,038)	$(698,211)	$(470,982)
Lease payments	400,847	454,729	304,410
Operating Expenses	1,459,536	1,347,428	1,084,432
	1,247,345	1,103,946	917,860
Survey Projects	1,363,741	-	371,569
	2,611,086	1,103,946	1,289,429